Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SIX CIRCLES TRUST
Entity Central Index Key	0001724826
Document Period End Date	Jun. 30, 2024
C000199641 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles U.S. Unconstrained Equity Fund
Class Name	Six Circles U.S. Unconstrained Equity Fund
Trading Symbol	CUSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles U.S. Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles U.S. Unconstrained Equity Fund	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 24,616,876,000
Holdings Count | Holding	613
Investment Company Portfolio Turnover	18.87%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$24,616,876

Total number of portfolio holdings	613

Portfolio turnover rate as of the end of the reporting period	18.87%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

USA	30%
U.S. Custom Equity Sleeve (JPMPI)	26
U.S. Financials	10
U.S. Software	9
U.S. Semiconductors & Semiconductor Equipment	7
U.S. Pharmaceuticals	5
U.S. Technology Hardware Equipment	4
U.S. Home Building	3
U.S. Energy	2
U.S. Interactive Media & Services	2
Life Sciences Tools & Services	1

U.S. Beverages	1

Top Ten Holdings[2]		Market Cap

Microsoft Corp.	7.7%
NVIDIA Corp.	6.2
Amazon.com, Inc.	5.4
Apple, Inc.	5.3
UnitedHealth Group, Inc.	3.7
Meta Platforms, Inc., Class A	3.4
United Parcel Service, Inc., Class B	2.6
Eli Lilly & Co.	2.3
Alphabet, Inc., Class A	2.0
Bank of America Corp.	1.9

Total % of Portfolio	40.5%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Fund Allocation		Sector Allocation[1]

USA	30%
U.S. Custom Equity Sleeve (JPMPI)	26
U.S. Financials	10
U.S. Software	9
U.S. Semiconductors & Semiconductor Equipment	7
U.S. Pharmaceuticals	5
U.S. Technology Hardware Equipment	4
U.S. Home Building	3
U.S. Energy	2
U.S. Interactive Media & Services	2
Life Sciences Tools & Services	1

U.S. Beverages	1

Top Ten Holdings[2]		Market Cap

Microsoft Corp.	7.7%
NVIDIA Corp.	6.2
Amazon.com, Inc.	5.4
Apple, Inc.	5.3
UnitedHealth Group, Inc.	3.7
Meta Platforms, Inc., Class A	3.4
United Parcel Service, Inc., Class B	2.6
Eli Lilly & Co.	2.3
Alphabet, Inc., Class A	2.0
Bank of America Corp.	1.9

Total % of Portfolio	40.5%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes as of June 30, 2024.
Accountant Change Disagreements [Text Block]	Changes in and disagreements with Accountants There were no changes in and/or disagreements with Accountants as of June 30, 2024.
C000206546 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Managed Equity Portfolio International Unconstrained Fund
Class Name	Six Circles Managed Equity Portfolio International Unconstrained Fund
Trading Symbol	CMIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.
Additional Information Phone Number	1‑212‑464‑2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Managed Equity Portfolio International Unconstrained Fund	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 6,007,292,000
Holdings Count | Holding	864
Investment Company Portfolio Turnover	10.81%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$6,007,292

Total number of portfolio holdings	864

Portfolio turnover rate as of the end of the reporting period	10.81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Europe Financials	18%
Europe Industrials	10
Europe Materials	9
Europe Pharmaceuticals	9
Japan	7
Europe Beverages	6
Netherlands Semiconductors & Semiconductor Equipment	6
Pacific ex‑Japan	5
Europe Food Products	4
Europe Integrated Oil & Gas	4
German Application Software	4
Denmark Pharmaceuticals Biotechnology & Life Sciences	3
Europe Textiles Luxury Goods	3
Europe ex‑UK Utilities	2
Europe Personal Products	2
Taiwan Semiconductors & Semiconductor Equipment	2
Canada	1
Europe Automobiles	1
European Metals & Mining	1
Europe Semiconductors & Semiconductor Equipment	1
Swiss Food Products	1
Europe	1

Top Ten Holdings[2]		Market Cap

Novo Nordisk A/S, Class B	5.7%
ASML Holding NV	5.5
SAP SE	4.1
Nestle SA (Registered)	3.3
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0
Diageo plc	1.9
Shell plc	1.7
AstraZeneca plc	1.5

LVMH Moet Hennessy Louis Vuitton SE	1.5

HSBC Holdings plc	1.5

Total % of Portfolio	28.7%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Fund Allocation		Sector Allocation[1]

Europe Financials	18%
Europe Industrials	10
Europe Materials	9
Europe Pharmaceuticals	9
Japan	7
Europe Beverages	6
Netherlands Semiconductors & Semiconductor Equipment	6
Pacific ex‑Japan	5
Europe Food Products	4
Europe Integrated Oil & Gas	4
German Application Software	4
Denmark Pharmaceuticals Biotechnology & Life Sciences	3
Europe Textiles Luxury Goods	3
Europe ex‑UK Utilities	2
Europe Personal Products	2
Taiwan Semiconductors & Semiconductor Equipment	2
Canada	1
Europe Automobiles	1
European Metals & Mining	1
Europe Semiconductors & Semiconductor Equipment	1
Swiss Food Products	1
Europe	1

Top Ten Holdings[2]		Market Cap

Novo Nordisk A/S, Class B	5.7%
ASML Holding NV	5.5
SAP SE	4.1
Nestle SA (Registered)	3.3
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0
Diageo plc	1.9
Shell plc	1.7
AstraZeneca plc	1.5

LVMH Moet Hennessy Louis Vuitton SE	1.5

HSBC Holdings plc	1.5

Total % of Portfolio	28.7%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes as of June 30, 2024.
Accountant Change Disagreements [Text Block]	Changes in and disagreements with Accountants There were no changes in and/or disagreements with Accountants as of June 30, 2024.
C000220641 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Credit Opportunities Fund
Class Name	Six Circles Credit Opportunities Fund
Trading Symbol	CRDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Credit Opportunities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Credit Opportunities Fund	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 7,515,655,000
Holdings Count | Holding	2,989
Investment Company Portfolio Turnover	18.86%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$7,515,655

Total number of portfolio holdings	2,989

Portfolio turnover rate as of the end of the reporting period	18.86%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

U.S. High Yield (BlackRock)	31%
European High Yield (RBC GAM UK)	25
U.S. High Yield (PGIM)	19
Asia High Yield (PIMCO)	10
Emerging Markets Debt (PIMCO)	10
Short Duration (Lord Abbett)	5

Top Ten Holdings[2]		Credit Quality[3]

U.S. Treasury Notes, 4.25%, 01/31/2026	0.9%
Nidda Healthcare Holding GmbH, (Germany), Reg. S, 7.50%, 08/21/2026	0.4
Iliad Holding SASU, (France), 6.88%, 04/15/2031	0.4
U.S. Treasury Notes, 4.25%, 02/28/2031	0.4
U.S. Treasury Bills, 5.30%, 09/05/2024	0.3
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027	0.3
HUB International Ltd., 7.38%, 01/31/2032	0.3
Standard Chartered plc, (United Kingdom), Reg. S, (CMT Index 5 Year + 4.98%), 7.75%, 08/15/2027	0.3
U.S. Treasury Bills, 5.31%, 08/29/2024	0.3
Cloud Software Group, Inc., 6.50%, 03/31/2029	0.3
Total % of Portfolio	3.9%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[3] Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Credit Ratings Selection [Text Block]
[3] Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Largest Holdings [Text Block]

Fund Allocation		Sector Allocation[1]

U.S. High Yield (BlackRock)	31%
European High Yield (RBC GAM UK)	25
U.S. High Yield (PGIM)	19
Asia High Yield (PIMCO)	10
Emerging Markets Debt (PIMCO)	10
Short Duration (Lord Abbett)	5

Top Ten Holdings[2]		Credit Quality[3]

U.S. Treasury Notes, 4.25%, 01/31/2026	0.9%
Nidda Healthcare Holding GmbH, (Germany), Reg. S, 7.50%, 08/21/2026	0.4
Iliad Holding SASU, (France), 6.88%, 04/15/2031	0.4
U.S. Treasury Notes, 4.25%, 02/28/2031	0.4
U.S. Treasury Bills, 5.30%, 09/05/2024	0.3
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027	0.3
HUB International Ltd., 7.38%, 01/31/2032	0.3
Standard Chartered plc, (United Kingdom), Reg. S, (CMT Index 5 Year + 4.98%), 7.75%, 08/15/2027	0.3
U.S. Treasury Bills, 5.31%, 08/29/2024	0.3
Cloud Software Group, Inc., 6.50%, 03/31/2029	0.3
Total % of Portfolio	3.9%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes as of June 30, 2024.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with Accountants as of June 30, 2024.
C000199640 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Tax Aware Ultra Short Duration Fund
Class Name	Six Circles Tax Aware Ultra Short Duration Fund
Trading Symbol	CUTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Tax Aware Ultra Short Duration Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Tax Aware Ultra Short Duration Fund	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 724,991,000
Holdings Count | Holding	396
Investment Company Portfolio Turnover	17.85%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$724,991

Total number of portfolio holdings	396

Portfolio turnover rate as of the end of the reporting period	17.85%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Core Municipal Ultra Short (Insight)	70%
Global Markets (PIMCO)	30

Top Ten Holdings[2]		Credit Quality[3]

New York City Municipal Water Finance Authority, Second General Resolution, Rev., VRDO, 4.90%, 07/01/2024	2.8%
Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	2.2
Board of Regents of the University of Texas System, Financing System, Series B, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 3.85%, 07/05/2024	2.1
Orlando Utilities Commission, Series 1, Rev., VRDO, 4.15%, 07/05/2024	2.1
State of Ohio, Cleveland Clinic Health System, Rev., VRDO, 3.85%, 07/05/2024	1.9
County of Los Angeles, Rev., TRAN, 5.00%, 06/30/2025	1.8
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 3.85%, 07/05/2024	1.8
City of Rochester MN, Series A, Rev., VRDO, 3.70%, 07/05/2024	1.7
Arizona State University, Series A, Rev., VRDO, 3.85%, 07/05/2024	1.7
City of Houston Combined Utility System Revenue, Combined First Lien, Rev., VRDO, 3.93%, 07/05/2024	1.7
Total % of Portfolio	19.8%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[3] Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
Largest Holdings [Text Block]

Fund Allocation		Sector Allocation[1]

Core Municipal Ultra Short (Insight)	70%
Global Markets (PIMCO)	30

Top Ten Holdings[2]		Credit Quality[3]

New York City Municipal Water Finance Authority, Second General Resolution, Rev., VRDO, 4.90%, 07/01/2024	2.8%
Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	2.2
Board of Regents of the University of Texas System, Financing System, Series B, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 3.85%, 07/05/2024	2.1
Orlando Utilities Commission, Series 1, Rev., VRDO, 4.15%, 07/05/2024	2.1
State of Ohio, Cleveland Clinic Health System, Rev., VRDO, 3.85%, 07/05/2024	1.9
County of Los Angeles, Rev., TRAN, 5.00%, 06/30/2025	1.8
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 3.85%, 07/05/2024	1.8
City of Rochester MN, Series A, Rev., VRDO, 3.70%, 07/05/2024	1.7
Arizona State University, Series A, Rev., VRDO, 3.85%, 07/05/2024	1.7
City of Houston Combined Utility System Revenue, Combined First Lien, Rev., VRDO, 3.93%, 07/05/2024	1.7
Total % of Portfolio	19.8%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes as of June 30, 2024.
Accountant Change Disagreements [Text Block]	Changes in and disagreements with Accountants There were no changes in and/or disagreements with Accountants as of June 30, 2024.
C000199639 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles International Unconstrained Equity Fund
Class Name	Six Circles International Unconstrained Equity Fund
Trading Symbol	CIUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles International Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles International Unconstrained Equity Fund	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 15,090,468,000
Holdings Count | Holding	659
Investment Company Portfolio Turnover	11.27%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$15,090,468

Total number of portfolio holdings	659

Portfolio turnover rate as of the end of the reporting period	11.27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Europe Financials	16%
Europe ex-UK	11
Europe Industrials	9
Europe Materials	8
Broad UK	7
Europe Pharmaceuticals	7
Netherlands Semiconductor & Semiconductor Equipment	7
Europe Beverages	5
German Application Software	5
Japan	5
Denmark Pharmaceuticals Biotechnology & Life Sciences	4
Switzerland Food Products	4
Europe Textile Luxury Goods	3
Europe Integrated Oil & Gas	2
Europe Personal Products	2
Taiwan Semiconductors & Semiconductor Equipment	2
Europe Automobiles	1
Europe ex-UK Utilities	1

Europe Insurance	1

Top Ten Holdings[2]		Market Cap

Novo Nordisk A/S, Class B	6.8%
ASML Holding NV	6.4
SAP SE	5.0
Nestle SA (Registered)	4.0
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8
HSBC Holdings plc	1.8
AstraZeneca plc	1.8
Diageo plc	1.7
Shell plc	1.6
LVMH Moet Hennessy Louis Vuitton SE	1.6
Total % of Portfolio	32.5%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Fund Allocation		Sector Allocation[1]

Europe Financials	16%
Europe ex-UK	11
Europe Industrials	9
Europe Materials	8
Broad UK	7
Europe Pharmaceuticals	7
Netherlands Semiconductor & Semiconductor Equipment	7
Europe Beverages	5
German Application Software	5
Japan	5
Denmark Pharmaceuticals Biotechnology & Life Sciences	4
Switzerland Food Products	4
Europe Textile Luxury Goods	3
Europe Integrated Oil & Gas	2
Europe Personal Products	2
Taiwan Semiconductors & Semiconductor Equipment	2
Europe Automobiles	1
Europe ex-UK Utilities	1

Europe Insurance	1

Top Ten Holdings[2]		Market Cap

Novo Nordisk A/S, Class B	6.8%
ASML Holding NV	6.4
SAP SE	5.0
Nestle SA (Registered)	4.0
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8
HSBC Holdings plc	1.8
AstraZeneca plc	1.8
Diageo plc	1.7
Shell plc	1.6
LVMH Moet Hennessy Louis Vuitton SE	1.6
Total % of Portfolio	32.5%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes as of June 30, 2024.
Accountant Change Disagreements [Text Block]	Changes in and disagreements with Accountants There were no changes in and/or disagreements with Accountants as of June 30, 2024.
C000206545 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Class Name	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Trading Symbol	CMEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 15,438,810,000
Holdings Count | Holding	750
Investment Company Portfolio Turnover	13.81%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$15,438,810

Total number of portfolio holdings	750

Portfolio turnover rate as of the end of the reporting period	13.81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

USA	33%
U.S. Custom Equity Sleeve (JPMPI)	18
U.S. Semiconductors & Semiconductor Equipment	7
U.S. Information Technology	6
U.S. Software	6
U.S. Technology Hardware Equipment	4
U.S. Pharmaceuticals	3
U.S. Communication Services	3
USA Energy	3
U.S. Consumer Discretionary	2
US Interactive Media & Services	2
U.S. Utilities	2
U.S. Home Building	2
U.S. Biotechnology	1
Canada	1
U.S. Industrials	1
U.S. Consumer Staples	1
U.S. Beverages	1
U.S. Managed Health Care	1

Life Sciences Tools & Services	1

U.S. Electronic Equipment	1

U.S. Health Care Equipment	1

Top Ten Holdings[2]		Market Cap

Microsoft Corp.	8.0%
NVIDIA Corp.	7.0
Apple, Inc.	6.6
Amazon.com, Inc.	4.8
Meta Platforms, Inc., Class A	3.1
Alphabet, Inc., Class A	2.5
UnitedHealth Group, Inc.	2.3
Alphabet, Inc., Class C	2.1

Eli Lilly & Co.	2.0

Broadcom, Inc.	1.6

Total % of Portfolio	40.0%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Fund Allocation		Sector Allocation[1]

USA	33%
U.S. Custom Equity Sleeve (JPMPI)	18
U.S. Semiconductors & Semiconductor Equipment	7
U.S. Information Technology	6
U.S. Software	6
U.S. Technology Hardware Equipment	4
U.S. Pharmaceuticals	3
U.S. Communication Services	3
USA Energy	3
U.S. Consumer Discretionary	2
US Interactive Media & Services	2
U.S. Utilities	2
U.S. Home Building	2
U.S. Biotechnology	1
Canada	1
U.S. Industrials	1
U.S. Consumer Staples	1
U.S. Beverages	1
U.S. Managed Health Care	1

Life Sciences Tools & Services	1

U.S. Electronic Equipment	1

U.S. Health Care Equipment	1

Top Ten Holdings[2]		Market Cap

Microsoft Corp.	8.0%
NVIDIA Corp.	7.0
Apple, Inc.	6.6
Amazon.com, Inc.	4.8
Meta Platforms, Inc., Class A	3.1
Alphabet, Inc., Class A	2.5
UnitedHealth Group, Inc.	2.3
Alphabet, Inc., Class C	2.1

Eli Lilly & Co.	2.0

Broadcom, Inc.	1.6

Total % of Portfolio	40.0%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes as of June 30, 2024.
Accountant Change Disagreements [Text Block]	Changes in and disagreements with Accountants There were no changes in and/or disagreements with Accountants as of June 30, 2024.
C000218340 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Tax Aware Bond Fund
Class Name	Six Circles Tax Aware Bond Fund
Trading Symbol	CBTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Tax Aware Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Tax Aware Bond Fund	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 10,196,830,000
Holdings Count | Holding	3,681
Investment Company Portfolio Turnover	8.53%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$10,196,830

Total number of portfolio holdings	3,681

Portfolio turnover rate as of the end of the reporting period	8.53%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Municipals (Nuveen)	38%
Municipals (Allspring)	37
1-17 Year Municipal (Capital Group)	25

Top Ten Holdings[2]		Credit Quality[3]

City of New York, Series C, GO, 5.25%, 03/01/2053	0.3%
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052	0.3
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series A1, Rev., 5.25%, 05/15/2064	0.3
New York State Urban Development Corp., Sustainable Bond State Person, Rev., 5.00%, 03/15/2063	0.3
Kentucky Public Energy Authority, Series A1, Rev., 5.25%, 04/01/2054	0.3
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series A2, Rev., 5.25%, 05/15/2064	0.3
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	0.2
Black Belt Energy Gas District, Rev., 4.00%, 06/01/2051	0.2
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured, Series A1, Rev., 5.00%, 07/01/2058	0.2
Southeast Alabama Gas Supply District, Project No. 1, Series A, Rev., 5.00%, 08/01/2054	0.2

Total % of Portfolio	2.6%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[3] Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
Largest Holdings [Text Block]

Fund Allocation		Sector Allocation[1]

Municipals (Nuveen)	38%
Municipals (Allspring)	37
1-17 Year Municipal (Capital Group)	25

Top Ten Holdings[2]		Credit Quality[3]

City of New York, Series C, GO, 5.25%, 03/01/2053	0.3%
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052	0.3
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series A1, Rev., 5.25%, 05/15/2064	0.3
New York State Urban Development Corp., Sustainable Bond State Person, Rev., 5.00%, 03/15/2063	0.3
Kentucky Public Energy Authority, Series A1, Rev., 5.25%, 04/01/2054	0.3
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series A2, Rev., 5.25%, 05/15/2064	0.3
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	0.2
Black Belt Energy Gas District, Rev., 4.00%, 06/01/2051	0.2
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured, Series A1, Rev., 5.00%, 07/01/2058	0.2
Southeast Alabama Gas Supply District, Project No. 1, Series A, Rev., 5.00%, 08/01/2054	0.2

Total % of Portfolio	2.6%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes as of June 30, 2024.
Accountant Change Disagreements [Text Block]	Changes in and disagreements with Accountants There were no changes in and/or disagreements with Accountants as of June 30, 2024.
C000199642 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Ultra Short Duration Fund
Class Name	Six Circles Ultra Short Duration Fund
Trading Symbol	CUSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Ultra Short Duration Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Ultra Short Duration Fund	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 632,520,000
Holdings Count | Holding	534
Investment Company Portfolio Turnover	43.83%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$632,520

Total number of portfolio holdings	534

Portfolio turnover rate as of the end of the reporting period	43.83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Core Ultra Short (BlackRock)	70%
Global Markets (PIMCO)	30

Top Ten Holdings[2]		Credit Quality[3]

U.S. Treasury Notes, 2.75%, 06/30/2025	3.7%
U.S. Treasury Notes, 3.88%, 04/30/2025	3.3
U.S. Treasury Bill, 5.28%, 09/24/2024	3.2
U.S. Treasury Notes, 1.88%, 08/31/2024	1.7
U.S. Treasury Notes, 0.38%, 09/15/2024	1.4
Canadian Treasury Bill, (Canada), 4.94%, 08/01/2024	1.4
U.S. Treasury Notes, 1.38%, 01/31/2025	1.3
Citigroup, Inc., (United States SOFR + 1.53%), 3.29%, 03/17/2026	0.9
LVMH Moet Hennessy Louis Vuitton SE, (France), 5.36%, 11/15/2024	0.8
Morgan Stanley Bank NA, (United States SOFR + 1.08%), 4.95%, 01/14/2028	0.8
Total % of Portfolio	18.5%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[3] Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
Largest Holdings [Text Block]

Fund Allocation		Sector Allocation[1]

Core Ultra Short (BlackRock)	70%
Global Markets (PIMCO)	30

Top Ten Holdings[2]		Credit Quality[3]

U.S. Treasury Notes, 2.75%, 06/30/2025	3.7%
U.S. Treasury Notes, 3.88%, 04/30/2025	3.3
U.S. Treasury Bill, 5.28%, 09/24/2024	3.2
U.S. Treasury Notes, 1.88%, 08/31/2024	1.7
U.S. Treasury Notes, 0.38%, 09/15/2024	1.4
Canadian Treasury Bill, (Canada), 4.94%, 08/01/2024	1.4
U.S. Treasury Notes, 1.38%, 01/31/2025	1.3
Citigroup, Inc., (United States SOFR + 1.53%), 3.29%, 03/17/2026	0.9
LVMH Moet Hennessy Louis Vuitton SE, (France), 5.36%, 11/15/2024	0.8
Morgan Stanley Bank NA, (United States SOFR + 1.08%), 4.95%, 01/14/2028	0.8
Total % of Portfolio	18.5%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes as of June 30, 2024.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with Accountants as of June 30, 2024.
C000218339 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Global Bond Fund
Class Name	Six Circles Global Bond Fund
Trading Symbol	CGLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Global Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Global Bond Fund	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 12,343,652,000
Holdings Count | Holding	6,817
Investment Company Portfolio Turnover	92.85%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$12,343,652

Total number of portfolio holdings	6,817

Portfolio turnover rate as of the end of the reporting period	92.85%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Pan-European Credit (BlackRock)	22%
Pan-European Government (BlackRock)	16
China Treasury + Policy Bank(BlackRock)	14
Global Treasury France 10+ Years (BlackRock)	9
Asia Pacific Gov’t ex China (BlackRock)	8
Global Credit (PGIM, Inc.)	6
Global Securitized (PIMCO)	6
U.S. Treasury 10-20 Year (BlackRock)	6
U.S. Securitized (BlackRock)	5
Global Government (PGIM, Inc.)	3
U.K. Gilt 10 + Years (BlackRock)	2
U.S. Credit (BlackRock)	1

Pan European Securitized (BlackRock)	1

U.S. Government (BlackRock)	1

Top Ten Holdings[2]		Credit Quality[3]

FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 08/01/2054	1.3%
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 07/01/2054	0.9
French Republic Government Bond OAT, (France), Reg. S, 4.50%, 04/25/2041	0.8
French Republic Government Bond OAT, (France), Reg. S, 1.25%, 05/25/2036	0.8
French Republic Government Bond OAT, (France), Reg. S, 1.75%, 06/25/2039	0.6
China Government Bond, (China), 2.44%, 10/15/2027	0.6
French Republic Government Bond OAT, (France), Reg. S, 4.75%, 04/25/2035	0.6
French Republic Government Bond OAT, (France), Reg. S, 3.25%, 05/25/2045	0.6
French Republic Government Bond OAT, (France), Reg. S, 4.00%, 10/25/2038	0.6
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 08/01/2054	0.6

Total % of Portfolio	7.4%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[3] Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
Largest Holdings [Text Block]

Fund Allocation		Sector Allocation[1]

Pan-European Credit (BlackRock)	22%
Pan-European Government (BlackRock)	16
China Treasury + Policy Bank(BlackRock)	14
Global Treasury France 10+ Years (BlackRock)	9
Asia Pacific Gov’t ex China (BlackRock)	8
Global Credit (PGIM, Inc.)	6
Global Securitized (PIMCO)	6
U.S. Treasury 10-20 Year (BlackRock)	6
U.S. Securitized (BlackRock)	5
Global Government (PGIM, Inc.)	3
U.K. Gilt 10 + Years (BlackRock)	2
U.S. Credit (BlackRock)	1

Pan European Securitized (BlackRock)	1

U.S. Government (BlackRock)	1

Top Ten Holdings[2]		Credit Quality[3]

FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 08/01/2054	1.3%
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 07/01/2054	0.9
French Republic Government Bond OAT, (France), Reg. S, 4.50%, 04/25/2041	0.8
French Republic Government Bond OAT, (France), Reg. S, 1.25%, 05/25/2036	0.8
French Republic Government Bond OAT, (France), Reg. S, 1.75%, 06/25/2039	0.6
China Government Bond, (China), 2.44%, 10/15/2027	0.6
French Republic Government Bond OAT, (France), Reg. S, 4.75%, 04/25/2035	0.6
French Republic Government Bond OAT, (France), Reg. S, 3.25%, 05/25/2045	0.6
French Republic Government Bond OAT, (France), Reg. S, 4.00%, 10/25/2038	0.6
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 08/01/2054	0.6

Total % of Portfolio	7.4%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes as of June 30, 2024.
Accountant Change Disagreements [Text Block]	Changes in and disagreements with Accountants There were no changes in and/or disagreements with Accountants as of June 30, 2024.